Investment Strategy - Tuttle Capital Bitcoin 0DTE Covered Call ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income, while also providing exposure to the price return of ETFs and exchange-traded products that directly hold Bitcoin (“BTC” or “Bitcoin,” and such ETFs and ETPs that directly hold BTC, the “Reference Asset”). The Fund may invest its assets in shares of other ETFs and exchange-traded products (“ETPs”), which provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset , including the iShares® Bitcoin Trust ETF (NASDAQ: IBIT) or similar ETFs and ETPs (the “ETPs and ETFs”).
The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Reference Asset that are 0DTE. Unlike a traditional covered call strategy, the Fund will not own the Reference Asset directly. Instead, the Fund will derive its “synthetic” long exposure to the price return of the Reference Asset through the use of options contracts with a longer maturity date that use the Reference Asset as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Reference Asset. As a buyer of call options the Fund gains exposure to increases in the value of the Reference Asset; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Reference Asset. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Reference Asset (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Reference Asset. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Reference Asset beyond a certain point, which is discussed in further detail below.
In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Reference Asset call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Reference Asset (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Reference Asset are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Reference Asset (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Reference Asset, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will sell 1DTE FLEX Options on Thursdays (which expire Friday), and on Fridays the Fund will use listed 0DTE standard options on the Reference Asset, which are available that day. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.
Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Reference Asset, any participation in gains achieved through the increase in value of the Reference Asset will be offset to a degree by the Fund’s net short exposure to the Reference Asset through its sale of call options on the Reference Asset. If the Reference Asset appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Reference Asset lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.
In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Reference Asset as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.
The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Reference Asset. There is no guarantee that such hedges will be effective.
The Fund will not invest directly in the Reference Asset, bitcoin or any other digital assets; however, the Reference Asset only holds bitcoin.

The Fund’s investment strategy is not intended to track the performance of Bitcoin and the Fund’s performance will differ from that of Bitcoin. The performance differences will depend on, among other things, Bitcoin’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of bitcoin.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund will seek to provide weekly distributions.  Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital.  There is no guarantee that the Fund will make a distribution in any given week.  A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund.  Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

Bitcoin History

BTC is a digital asset. The ownership and operation of BTC is determined by participants in an online, peer-to-peer network referred to as the “Bitcoin Network.” The Bitcoin Network is a relatively recent technological innovation, and the BTC that are created, transferred, used, and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. The price of BTC on public digital asset exchanges and over-the-counter markets has a limited history. BTC prices on these exchanges and over-the-counter markets have been highly volatile and subject to influence by many factors, including supply and demand, market sentiment, adoption trends, macroeconomic conditions, and operational interruptions in the digital asset ecosystem.

The value of BTC is not backed by any government, corporation, or other centralized authority. Instead, its value is determined in part by supply and demand dynamics in markets created to facilitate the trading of BTC. Ownership and transaction records for BTC are secured through public-key cryptography. The total supply of BTC is limited to 21 million coins, as established by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants known as “miners,” who run specialized computer hardware to validate transactions and secure the network, (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces it, and (3) users who choose which version of the Bitcoin software to run.

From time to time, developers suggest modifications to the Bitcoin software. If a sufficient number of miners and users elect not to adopt the proposed changes, a new digital asset, operating under an alternative version of the Bitcoin software, may be created. This event is referred to as a “fork.” The price of the BTC in which the Fund invests may reflect the impact of such forks or the market’s perception of potential forks.

The Bitcoin Network utilizes a proof-of-work consensus mechanism to validate transactions and record them on a public ledger known as the “blockchain.” In proof-of-work, miners expend computational resources to compete to add new blocks of transactions to the blockchain. Miners are rewarded with newly created BTC and transaction fees for successfully validating blocks. The rate at which new BTC are created through this process is reduced approximately every four years in an event known as the “halving,” which historically has affected the supply and market price of BTC.